Derivatives and Convertible Debentures (Tables)	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
Derivatives and Convertible Debentures
At March 31, 2024, the Company held the following derivative and convertible debentures:

Financial asset hierarchy level	Level 2	Level 3	Level 2	Level 3
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)	ACI	Investee-B	High Tide	Investee-C	Total
	Note 7(a)	Note 7(b)	Note 7(c)	Note 7(d)
Balance, June 30, 2022	1,418	13,961	8,442	2,462	26,283
Repayment	—	—	(748)	(2,490)	(3,238)
Unrealized loss on changes in fair value	(1,418)	—	(580)	—	(1,998)
Realized gain (loss) on changes in fair value	—	(14,506)	—	28	(14,478)
Foreign exchange	—	680	—	—	680
Balance, March 31, 2023	—	135	7,114	—	7,249
Repayment	—	(135)	(7,916)	—	(8,051)
Adjustments	—	—	100	—	100
Unrealized gain on changes in fair value	—	—	1,462	—	1,462
Balance, March 31, 2024	—	—	760	—	760